UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
Australia - 0.3%	BHP Billiton Ltd.	1,440,000	$ 26,702,515
	Macquarie Airports Group	3,050,000	4,371,924
	Newcrest Mining Ltd.	634,500	12,299,561
	Transurban Group	2,882,894	9,290,391
	Woodside Petroleum Ltd.	974,000	21,431,891
			74,096,282
Austria - 0.0%	Telekom Austria AG	680,600	9,551,983
Brazil - 1.3%	All America Latina Logistica SA	2,064,500	7,830,862
	Banco Bradesco SA	1,200,962	10,767,246
	Cia Brasileira de Distribuicao Grupo Pao
	de Acucar (Preference Shares)	1,276,732	16,432,421
	Cia Energetica de Minas Gerais (a)	442,599	6,014,920
	Cosan SA Industria e Comercio (b)	331,000	1,498,060
	Gafisa SA	1,160,000	5,850,000
	Obrascon Huarte Lain Brasil SA	833,000	5,313,966
	Petroleo Brasileiro SA (a)	1,293,410	33,887,342
	Petroleo Brasileiro SA (Preference Shares) (a)	7,611,200	164,858,592
	SLC Agricola SA	2,891,300	15,578,125
	Vivo Participacoes SA (a)	2,083,875	29,549,348
			297,580,882
Canada - 2.3%	Alamos Gold, Inc. (b)	2,512,300	16,144,281
	BCE, Inc.	18,700	382,602
	Barrick Gold Corp.	752,740	28,220,223
	Canadian Natural Resources Ltd.	500,000	17,775,000
	Canadian Pacific Railway Ltd.	1,246,100	37,766,426
	Eldorado Gold Corp. (b)	4,012,500	31,412,844
	EnCana Corp.	13,700	607,458
	Goldcorp, Inc.	2,388,600	70,630,902
	Golden Star Resources Ltd. (b)	1,500,000	2,287,462
	IAMGOLD Corp.	6,813,300	46,602,972
	Imperial Oil Ltd.	19,100	605,470
	Kinross Gold Corp.	8,072,315	142,973,778
	New Gold, Inc. (b)	350,000	742,100
	Nexen, Inc.	47,500	688,750
	Nortel Networks Corp. (b)	788,388	74,897
	Petro-Canada	431,300	9,350,569
	Rogers Communications, Inc. Class B	1,252,800	35,278,848
	Sino-Forest Corp. (b)	1,047,000	7,855,168
	Sun Life Financial, Inc.	11,400	229,482
	TELUS Corp.	331,500	9,396,893
	Talisman Energy, Inc.	290,900	2,752,371
	Vittera, Inc. (b)	1,000,000	7,543,323

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	Yamaha Gold, Inc.	7,609,600	$ 61,683,526
			531,005,345
Chile - 0.0%	Banco Santander Chile SA (a)	78,200	2,766,716
	SACI Falabella	2,974,592	8,570,393
			11,337,109
China - 1.1%	Beijing Enterprises Holdings Ltd.	20,688,400	81,219,789
	Chaoda Modern Agriculture Holdings Ltd.	43,215,208	27,287,550
	China Communications Services Corp. Ltd.	368,400	220,738
	China Life Insurance Co. Ltd. (a)(c)	258,866	10,245,916
	China Mobile Ltd.	3,422,000	30,804,071
	China Shenhua Energy Co. Ltd. Class H	13,396,100	28,561,288
	China South Locomotive and Rolling Corp. (b)	9,518,500	4,496,566
	Denway Motors Ltd.	17,802,000	5,306,110
	Guangshen Railway Co. Ltd.	38,394,100	12,261,584
	Huaneng Power International, Inc.	3,000,000	2,150,408
	Jiangsu Express	3,274,000	2,325,351
	Ping An Insurance Group Co. of China Ltd.	1,507,300	6,528,845
	Shanghai Electric Group Corp.	24,766,000	7,816,650
	Shanghai Industrial Holdings Ltd.	1,325,000	3,376,484
	Tianjin Development Holdings Ltd. (d)	75,963,900	24,700,391
	Tianjin Port Development Holdings Ltd.	30,251,200	6,566,451
	Xiamen International Port Co. Ltd.	36,222,600	3,538,468
	Yanzhou Coal Mining Co. Ltd.	300	195
			257,406,855
Egypt - 0.1%	Telecom Egypt	10,449,481	26,964,570
Finland - 0.2%	Fortum Oyj	443,275	8,647,975
	Nokia Oyj	477,401	5,851,239
	Nokia Oyj (a)	2,144,700	26,315,469
	UPM-Kymmene Oyj	381,812	3,607,713
			44,422,396
France - 0.9%	AXA SA	663,174	10,444,196
	Bouygues	284,071	9,673,391
	Cie Generale d'Optique Essilor
	International SA	1,010,000	38,438,450
	France Telecom SA	2,223,000	49,815,073
	GDF Suez	366,241	14,012,037
	Inforgrames Entertainment SA (b)	56,259	285,736
	Peugeot SA	145,479	2,460,870
	Sanofi-Aventis	216,500	12,176,610
	Sanofi-Aventis (a)	31,800	895,806
	Societe Generale SA	159,755	6,679,751
	Total SA	932,993	46,495,011
	Vivendi SA	770,300	19,843,327
			211,220,258
Germany - 0.3%	Allianz AG Registered Shares	55,739	4,673,387
	Bayer AG	250,232	13,283,175
	Bayer AG (a)	12,400	660,920
	Bayerische Motoren Werke AG	136,220	3,230,490

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	Deutsche Post AG	403,994	$ 5,040,944
	Deutsche Telekom AG	507,132	6,119,806
	E.ON AG	432,935	13,945,199
	GEA Group AG	555,854	6,400,525
	Metro AG	206,491	7,486,147
			60,840,593
Hong Kong - 0.5%	Cheung Kong Holdings Ltd.	1,699,000	15,676,069
	Cheung Kong Infrastructure Holdings Ltd.	4,499,900	16,820,544
	Hutchison Whampoa Ltd.	3,798,000	19,325,329
	The Link REIT	17,775,000	33,250,289
	Sun Hung Kai Properties Ltd.	1,165,000	10,321,170
	Wharf Holdings Ltd.	5,048,375	12,474,453
			107,867,854
India - 0.5%	Bharat Heavy Electricals Ltd.	980,000	26,115,180
	Container Corp. of India	900,000	12,965,685
	Housing Development Finance Corp.	335,000	10,341,766
	Larsen & Toubro Ltd.	687,300	9,573,729
	Reliance Industries Ltd.	1,807,300	48,207,872
	State Bank of India Ltd.	745,000	17,296,779
			124,501,011
Indonesia - 0.0%	Bumi Resources Tbk PT	40,426,733	1,757,832
Israel - 0.1%	AFI Development Plc (a)	2,850,986	2,615,780
	Check Point Software Technologies Ltd. (b)	60,400	1,369,268
	Ectel Ltd. (a)(b)	227,521	111,485
	Teva Pharmaceutical Industries Ltd. (a)	300,000	12,435,000
			16,531,533
Italy - 0.1%	Eni SpA	969,927	20,515,086
	Finmeccanica SpA	579,578	9,065,975
			29,581,061
Japan - 8.6%	Aioi Insurance Co., Ltd.	12,941,300	63,239,242
	Asahi Glass Co., Ltd.	2,705,000	14,126,449
	Astellas Pharma, Inc.	2,320,000	87,840,708
	Canon, Inc.	1,573,400	42,931,714
	Coca-Cola Central Japan Co., Ltd.	574,500	8,608,013
	Coca-Cola West Holdings Co., Ltd.	1,623,900	33,432,817
	Daikin Industries Ltd.	516,000	11,830,173
	Daiwa House Industry Co., Ltd.	2,181,000	19,514,731
	East Japan Railway Co.	907,500	61,536,353
	Fanuc Ltd.	32,700	1,937,904
	Futaba Industrial Co., Ltd.	2,040,600	5,269,223
	Hitachi Chemical Co., Ltd.	1,303,000	14,193,332
	Hokkaido Coca-Cola Bottling Co., Ltd.	511,000	2,489,535
	Honda Motor Co., Ltd.	445,800	10,245,329
	Hoya Corp.	1,684,600	30,039,980
	JGC Corp.	2,196,000	31,027,234
	KDDI Corp.	11,700	73,052,917
	Kinden Corp.	1,672,000	14,759,494

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	Kirin Holdings Co., Ltd.	3,118,500	$ 39,112,815
	Kubota Corp.	6,836,100	37,180,527
	Kyowa Hakko Kirin Co. Ltd.	1,091,000	9,848,953
	Marco Polo Investment Holdings Ltd. (b)	4,274	0
	Mikuni Coca-Cola Bottling Co., Ltd.	1,393,100	12,269,554
	Mitsubishi Corp.	6,090,100	80,475,530
	Mitsubishi Rayon Co., Ltd.	11,279,900	27,035,526
	Mitsubishi Tanabe Pharma Corp.	1,006,000	14,883,394
	Mitsui & Co., Ltd.	6,332,900	66,085,386
	Mitsui Sumitomo Insurance Group
	Holdings, Inc.	2,852,695	73,941,642
	Murata Manufacturing Co., Ltd.	512,400	19,389,496
	NCB Holdings Ltd.	34,970	0
	NGK Insulators Ltd.	883,300	11,351,808
	NTT DoCoMo, Inc.	70,200	122,292,492
	NTT Urban Development Co.	11,200	9,623,978
	Nintendo Co., Ltd.	78,000	24,181,157
	Nippon Sheet Glass Co., Ltd.	189,000	462,434
	Nippon Telegraph & Telephone Corp.	840,000	40,682,890
	Nipponkoa Insurance Co., Ltd.	6,925,400	56,639,752
	Okumura Corp.	6,040,800	25,870,184
	Panasonic Corp.	2,341,600	28,409,823
	RHJ International (a)(b)	911,000	4,315,822
	RHJ International (b)	3,474,800	16,385,441
	Rinnai Corp.	271,300	10,596,028
	Sekisui House Ltd.	5,115,000	42,961,767
	Seven & I Holdings Co., Ltd.	2,352,000	62,720,427
	Shimachu Co., Ltd.	302,000	6,435,414
	Shin-Etsu Chemical Co., Ltd.	1,470,100	68,783,048
	Sony Corp. (a)	27,800	534,316
	Sumitomo Chemical Co., Ltd.	24,500,000	77,633,121
	Sumitomo Mitsui Financial Group, Inc.	800,000	31,705,066
	Suzuki Motor Corp.	3,151,000	42,537,519
	Tadano Ltd.	606,000	2,510,439
	Takeda Pharmaceutical Co., Ltd.	2,564,700	120,177,530
	Toda Corp.	4,179,300	14,370,647
	Toho Co., Ltd.	1,392,000	24,282,241
	Tokio Marine Holdings, Inc.	3,745,100	99,196,269
	Tokyo Gas Co., Ltd.	12,707,000	60,104,493
	Toyota Industries Corp.	1,598,600	31,941,116
	Ube Industries Ltd.	7,950,000	17,133,152
	West Japan Railway Co.	5,020	20,417,349
			1,980,553,694
Kazakhstan - 0.2%	KazMunaiGas Exploration Production (a)	3,546,100	45,035,470
Luxembourg - 0.0%	ArcelorMittal	332,148	7,432,728
Malaysia - 0.3%	British American Tobacco Malaysia Bhd	1,131,000	13,837,457
	IOI Corp. Bhd	18,696,656	20,033,622

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	PLUS Expressways Bhd	3,642,800	$ 2,917,613
	Resorts World Bhd	5,027,888	3,092,869
	TM International Bhd (b)	3,750,000	3,283,752
	Telekom Malaysia Bhd	5,050,000	4,417,488
	Tenaga Nasional Bhd	9,249,444	15,012,841
			62,595,642
Mexico - 0.1%	America Movil, SA de CV (a)	665,200	18,964,852
	Fomento Economico Mexicano, SA de CV (a)	349,200	9,829,980
			28,794,832
Netherlands - 0.1%	Koninklijke KPN NV	1,129,951	15,040,181
	Unilever NV (a)	267,300	5,872,581
			20,912,762
Norway - 0.1%	StatoilHydro ASA	1,105,000	19,038,629
	Telenor ASA	477,000	3,112,608
			22,151,237
Philippines - 0.0%	Energy Development Corp.	9,000,000	406,081
	First Gen Corp. (b)	450,000	123,841
			529,922
Russia - 0.5%	Kuzbassrazrezugol	48,662,296	2,919,738
	MMC Norilsk Nickel (a)	1,560,974	6,462,432
	Novorossiysk Commercial Sea Port (a)	5,050,829	25,254,145
	OAO Gazprom (a)	4,089,000	53,034,330
	Polyus Gold Co. ZAO (a)	1,073,800	15,570,100
	Sberbank	19,256,500	9,050,555
	Surgutneftegaz (a)	741,100	3,171,908
	Uralkali (a)(b)	88,300	554,524
			116,017,732
Singapore - 0.6%	CapitaLand Ltd.	3,037,800	4,704,212
	Fraser and Neave Ltd.	8,600,000	16,127,994
	Keppel Corp. Ltd.	8,850,000	23,301,968
	MobileOne Ltd.	10,800,000	11,548,496
	Noble Group Ltd.	5,085,317	3,425,822
	Oversea-Chinese Banking Corp.	3,900,000	13,091,025
	Parkway Holdings Ltd.	13,199,853	9,957,491
	Parkway Life Real Estate Investment Trust	449,995	234,285
	Sembcorp Marine Ltd.	4,629,100	4,744,161
	Singapore Press Holdings Ltd.	4,350,000	8,030,267
	Singapore Telecommunications Ltd.	23,351,910	40,533,413
			135,699,134
South Africa - 0.1%	Anglo Platinum Ltd.	79,000	3,234,574
	Gold Fields Ltd. (a)	550,000	5,780,500
	Impala Platinum Holdings Ltd.	310,000	3,548,171
	Katanga Mining Ltd. (b)	3,115,800	990,958
	Sasol Ltd.	152,000	4,047,086
			17,601,289
South Korea - 0.8%	Cheil Industries, Inc.	215,411	5,158,747
	Dongbu Insurance Co., Ltd.	336,900	3,472,836
	KT Corp. (a)(c)	2,128,600	30,077,118

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	KT&G Corp.	652,800	$ 39,107,518
	Korean Reinsurance Co.	1,181,406	8,018,086
	LS Corp. (b)	291,400	15,521,270
	Meritz Fire & Marine Insurance Co. Ltd.	1,840,166	4,675,014
	POSCO	45,230	11,549,657
	POSCO (a)	217,800	13,834,656
	Paradise Co. Ltd.	1,915,226	3,804,799
	SK Telecom Co., Ltd.	77,940	11,629,783
	Samsung Electronics Co., Ltd.	82,200	28,580,931
	Samsung Fine Chemicals Co., Ltd.	467,400	14,317,580
			189,747,995
Spain - 0.2%	Banco Santander SA	893,691	7,231,824
	Cintra Concesiones de Infraestructuras
	de Transporte SA	463,047	2,291,815
	Iberdrola Renovables (b)	1,315,200	5,314,676
	Telefonica SA	1,325,328	23,496,401
	Telefonica SA (a)	186,798	10,014,241
			48,348,957
Sweden - 0.0%	Autoliv, Inc.	24,600	452,394
	Telefonaktiebolaget LM Ericsson (a)	122,100	975,579
			1,427,973
Switzerland - 0.6%	Credit Suisse Group AG	349,240	8,913,138
	Nestle SA Registered Shares	1,873,431	64,744,477
	Novartis AG Registered Shares	317,171	13,032,713
	Roche Holding AG	136,115	19,108,466
	Transocean Ltd. (b)	267,000	14,583,540
	Zurich Financial Services AG	124,699	22,484,697
			142,867,031
Taiwan - 0.6%	Cathay Financial Holding Co., Ltd.	6,878,672	6,679,929
	Chinatrust Financial Holding Co.	8,448,408	2,788,822
	Chunghwa Telecom Co., Ltd.	11,529,979	17,447,324
	Chunghwa Telecom Co., Ltd. (a)	2,529,188	38,038,988
	Delta Electronics, Inc.	10,557,854	16,564,112
	Fubon Financial Holding Co. Ltd.	4,992,000	2,994,129
	HON HAI Precision Industry Co., Ltd.	4,312,500	7,594,093
	Taiwan Cement Corp.	24,323,534	16,228,583
	Taiwan Semiconductor Manufacturing
	Co., Ltd.	12,021,167	14,768,439
	Taiwan Semiconductor Manufacturing
	Co., Ltd. (a)	1,356,806	10,230,317
			133,334,736
Thailand - 0.2%	Airports of Thailand Pcl	6,247,600	3,269,872
	Bangkok Expressway Pcl Foreign Shares	4,950,000	2,293,436
	Hana Microelectronics Pcl	10,705,000	3,367,796
	PTT Public Company THB10	3,250,000	14,872,015
	Siam Commercial Bank Pcl	12,594,600	18,730,708
			42,533,827

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
United Kingdom - 1.8%	Anglo American Plc	542,159	$ 9,752,607
	AstraZeneca Group Plc (a)	27,000	1,040,310
	BAE Systems Plc	3,228,408	18,737,998
	BP Plc	5,655,503	40,052,514
	BP Plc (a)	1,453,600	61,734,392
	British American Tobacco Plc	911,418	24,990,794
	Cadbury Plc (a)	505,536	16,328,813
	Diageo Plc (a)	1,215,000	66,023,100
	GlaxoSmithKline Plc	1,267,132	22,348,320
	Guinness Peat Group Plc	29,157,001	12,177,324
	HSBC Holdings Plc	592,487	4,596,952
	Premier Foods Plc	1,000,000	455,094
	Royal Dutch Shell Plc (a)	200,000	9,846,000
	Royal Dutch Shell Plc Class B	859,598	20,406,350
	Unilever Plc	646,606	14,184,237
	Vodafone Group Plc	29,118,967	54,083,098
	Vodafone Group Plc (a)	1,314,786	24,441,872
	WPP Plc	933,781	5,252,965
			406,452,740
United States - 27.1%	3Com Corp. (b)	7,149,116	16,657,440
	3M Co.	727,000	39,105,330
	ACE Ltd.	1,995,905	87,141,212
	The AES Corp. (b)	578,300	4,574,353
	AGCO Corp. (b)	17,750	377,720
	AT&T Inc.	8,043,870	198,040,079
	Abbott Laboratories	1,321,770	73,278,929
	AboveNet, Inc. (b)	16,086	530,838
	Accenture Ltd. Class A	17,400	549,144
	Aetna, Inc.	1,825,200	56,581,200
	Affiliated Computer Services, Inc. Class A (b)	26,600	1,219,876
	Alliance Data Systems Corp. (b)	22,400	931,616
	Alliance Resource Partners LP	389,262	11,895,847
	The Allstate Corp.	675,800	14,644,586
	Altria Group, Inc.	1,779,000	29,424,660
	American Commercial Lines, Inc. (b)	2,422,182	9,785,615
	AmerisourceBergen Corp.	500,000	18,160,000
	Amgen, Inc. (b)	34,500	1,892,325
	Anadarko Petroleum Corp.	725,000	26,636,500
	Apache Corp.	457,400	34,305,000
	Apple, Inc. (b)	397,100	35,790,623
	Applied Materials, Inc.	776,900	7,279,553
	Arch Capital Group Ltd. (b)	288,500	17,353,275
	Archer-Daniels-Midland Co.	42,900	1,174,602
	Ascent Media Corp. Class A (b)	3,255	84,890
	Autodesk, Inc. (b)	58,800	973,728
	Avnet, Inc. (b)	21,200	420,184
	Avon Products, Inc.	350,600	7,169,770

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	Axis Capital Holdings Ltd.	19,300	$ 468,218
	BMC Software, Inc. (b)	17,500	443,275
	Bank of America Corp.	6,600,000	43,428,000
	The Bank of New York Mellon Corp.	4,664,448	120,062,892
	Baxter International, Inc.	209,982	12,315,444
	Big Lots, Inc. (b)	26,300	353,735
	Boeing Co.	1,738,900	73,572,859
	Boston Scientific Corp. (b)	700,000	6,209,000
	Bristol-Myers Squibb Co.	11,064,900	236,899,509
	Broadcom Corp. Class A (b)	503,600	7,982,060
	Bunge Ltd.	143,349	6,155,406
	Burlington Northern Santa Fe Corp.	1,982,500	131,340,625
	CA, Inc.	3,011,600	54,178,684
	CF Industries Holdings, Inc.	11,800	554,600
	CMS Energy Corp.	699,500	8,219,125
	CNA Financial Corp. (b)	15,700	182,591
	CNX Gas Corp. (b)	419,912	10,867,323
	CVS Caremark Corp.	600,000	16,128,000
	Calpine Corp. (b)	37,655	279,024
	Celanese Corp. Series A	24,200	257,730
	CenturyTel, Inc.	16,500	447,810
	Chevron Corp.	2,412,550	170,133,026
	Chubb Corp.	964,300	41,059,894
	Cigna Corp.	2,206,400	38,303,104
	Cimarex Energy Co.	21,800	541,512
	Circuit City Stores, Inc. (b)	558,700	3,352
	Cisco Systems, Inc. (b)	3,739,217	55,976,078
	The Coca-Cola Co.	550,900	23,534,448
	Comcast Corp. Class A	5,869,263	85,984,703
	Complete Production Services, Inc. (b)	1,275,000	8,172,750
	Computer Sciences Corp. (b)	15,250	561,810
	Comverse Technology, Inc. (b)	2,552,750	16,133,380
	ConAgra Foods, Inc.	575,925	9,848,318
	ConocoPhillips	1,907,398	90,658,627
	Consol Energy, Inc.	2,739,247	74,671,873
	Constellation Brands, Inc. Class A (b)	400,400	5,813,808
	Corning, Inc.	5,563,000	56,241,930
	Covidien Ltd.	329,420	12,629,963
	Crown Holdings, Inc. (b)	600,900	11,266,875
	Cummins, Inc.	14,300	342,914
	DISH Network Corp. (b)	522,900	6,714,036
	DaVita, Inc. (b)	288,800	13,573,600
	Dell, Inc. (b)	84,000	798,000
	Devon Energy Corp.	720,696	44,394,874
	Discover Financial Services, Inc.	3,450	24,668
	Discovery Communications, Inc. Class A (b)	32,550	471,975
	Discovery Communications, Inc. Class C (b)	32,550	468,069

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	Dover Corp.	32,100	$ 907,788
	The Dow Chemical Co.	1,932,000	22,391,880
	Dr. Pepper Snapple Group, Inc. (b)	398,152	6,549,600
	Duke Energy Corp.	45,400	687,810
	Dynegy, Inc. Class A (b)	1,518,188	3,203,377
	E.I. du Pont de Nemours & Co.	1,341,100	30,791,656
	EMC Corp. (b)	43,900	484,656
	ENSCO International, Inc.	131,300	3,592,368
	El Paso Corp.	6,798,344	55,610,454
	Eli Lilly & Co.	717,808	26,429,691
	Embarq Corp.	97,166	3,470,770
	Endo Pharmaceuticals Holdings, Inc. (b)	184,600	4,147,962
	Endurance Specialty Holdings Ltd.	843,300	22,988,358
	Entergy Corp.	464,200	35,446,312
	Everest Re Group Ltd.	234,700	14,786,100
	Exelon Corp.	676,100	36,658,142
	Expedia, Inc. (b)	33,700	300,941
	Express Scripts, Inc. (b)	15,800	849,408
	Extreme Networks, Inc. (b)	68,641	121,495
	Exxon Mobil Corp.	3,427,442	262,130,764
	FPL Group, Inc.	1,113,000	57,375,150
	FairPoint Communications, Inc.	56,015	152,921
	Family Dollar Stores, Inc.	20,000	555,400
	Fidelity National Title Group, Inc. Class A	2,700,000	39,474,000
	Forest Laboratories, Inc. (b)	270,600	6,775,824
	Foster Wheeler Ltd. (b)	898,790	17,948,836
	Foundation Coal Holdings, Inc.	2,193,114	35,572,309
	Frontline Ltd.	25,800	735,558
	The Gap, Inc.	82,900	935,112
	General Communication, Inc. Class A (b)	695,100	4,566,807
	General Dynamics Corp.	94,057	5,335,854
	General Electric Co.	5,190,200	62,957,126
	Genuine Parts Co.	16,400	525,128
	Global Industries Ltd. (b)	4,900,800	16,907,760
	Goodrich Corp.	14,300	552,838
	Google, Inc. Class A (b)	197,300	66,791,969
	H.J. Heinz Co.	392,598	14,329,827
	Halliburton Co.	820,000	14,145,000
	Hanesbrands, Inc. (b)	50,875	457,366
	Hasbro, Inc.	25,100	605,663
	HealthSouth Corp. (b)	450,000	4,473,000
	Hess Corp.	362,483	20,157,680
	Hewitt Associates, Inc. Class A (b)	33,000	936,540
	Hewlett-Packard Co.	1,289,200	44,799,700
	Hologic, Inc. (b)	3,386,000	39,920,940
	Honeywell International, Inc.	14,100	462,621
	Humana, Inc. (b)	1,557,000	59,057,010

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	IPC Holdings, Ltd.	531,985	$ 13,650,735
	Intel Corp.	3,359,529	43,337,924
	International Business Machines Corp.	860,665	78,879,947
	International Game Technology	1,603,900	17,001,340
	International Paper Co.	3,300,700	30,102,384
	JDS Uniphase Corp. (b)	313,092	1,136,524
	JPMorgan Chase & Co.	3,877,000	98,902,270
	Johnson & Johnson	3,500,000	201,915,000
	KBR, Inc.	628,000	8,892,480
	Key Energy Services, Inc. (b)	577,400	1,968,934
	King Pharmaceuticals, Inc. (b)	277,700	2,427,098
	Kraft Foods, Inc.	2,634,068	73,885,607
	The Kroger Co.	24,808	558,180
	L-3 Communications Holdings, Inc.	8,600	679,572
	LSI Corp. (b)	217,228	690,785
	Lexmark International, Inc. Class A (b)	692,800	16,405,504
	Liberty Media Corp. - Entertainment
	Class A (b)	768	14,093
	Liberty Media Holding Corp. - Capital (b)	192	1,054
	Liberty Media Holding Corp. - Interactive (b)	48,153	151,200
	Life Technologies Corp. (b)	144,270	3,673,114
	Lockheed Martin Corp.	425,500	34,908,020
	Loews Corp.	14,310	349,164
	Lubrizol Corp.	13,500	460,620
	Macquarie Infrastructure Co. LLC	1,574,700	6,487,764
	Manpower, Inc.	9,700	276,062
	Marathon Oil Corp.	1,732,736	47,182,401
	Marsh & McLennan Cos., Inc.	298,900	5,777,737
	Mattel, Inc.	1,186,800	16,840,692
	McDermott International, Inc. (b)	746,300	7,739,131
	McDonald's Corp.	621,000	36,030,420
	The McGraw-Hill Cos., Inc.	48,100	1,057,719
	McKesson Corp.	450,000	19,890,000
	Medco Health Solutions, Inc. (b)	498,700	22,406,591
	Medtronic, Inc.	1,641,600	54,977,184
	Merck & Co., Inc.	2,300,000	65,665,000
	MetLife, Inc.	675,778	19,415,102
	Mettler Toledo International, Inc. (b)	50,000	3,329,000
	Microsoft Corp.	11,463,850	196,031,835
	Motorola, Inc.	4,328,450	19,175,034
	Murphy Oil Corp.	257,200	11,363,096
	Mylan, Inc. (b)(c)	1,530,858	17,344,621
	NRG Energy, Inc. (b)	438,900	10,252,704
	Nabors Industries Ltd. (b)	300,000	3,285,000
	National Oilwell Varco, Inc. (b)	1,000,000	26,440,000
	NetApp, Inc. (b)	70,700	1,048,481
	Newmont Mining Corp.	2,312,915	92,007,759

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	News Corp. Class A	2,149,500	$ 13,735,305
	Noble Energy, Inc.	14,300	699,699
	Norfolk Southern Corp.	830,000	31,838,800
	Northern Trust Corp.	1,181,574	67,964,136
	Northrop Grumman Corp.	7,600	365,712
	Novell, Inc. (b)	532,900	1,971,730
	Novellus Systems, Inc. (b)	25,100	346,129
	Occidental Petroleum Corp.	863,481	47,102,889
	Oracle Corp. (b)	713,600	12,009,888
	PPL Corp.	603,400	18,500,244
	Pall Corp.	100,000	2,607,000
	Panera Bread Co. Class A (b)	196,400	9,226,872
	Parker Hannifin Corp.	12,900	492,909
	PartnerRe Ltd.	245,900	16,113,827
	Pepsi Bottling Group, Inc.	23,500	453,315
	PepsiAmericas, Inc.	167,000	2,693,710
	PerkinElmer, Inc.	450,000	5,679,000
	Perrigo Co.	200,000	5,870,000
	Pfizer, Inc.	8,753,200	127,621,656
	PharMerica Corp. (b)	17,475	287,289
	Philip Morris International, Inc.	1,143,700	42,488,455
	Plains Exploration & Production Co. (b)	27,600	582,912
	Platinum Underwriters Holdings Ltd.	353,100	9,819,711
	Polycom, Inc. (b)	2,120,500	29,793,025
	Praxair, Inc.	100,000	6,226,000
	Precision Castparts Corp.	205,000	13,314,750
	The Procter & Gamble Co.	2,476,500	134,969,250
	The Progressive Corp.	1,214,700	14,758,605
	QUALCOMM, Inc.	958,150	33,104,083
	Quest Diagnostics, Inc.	27,200	1,342,320
	Qwest Communications International, Inc.	8,680,301	27,950,569
	Ralcorp Holdings, Inc. (b)	79,562	4,711,662
	Raytheon Co.	10,400	526,448
	Reliance Steel & Aluminum Co.	21,200	469,156
	RenaissanceRe Holdings Ltd.	386,400	17,268,216
	Reynolds American, Inc.	19,600	748,328
	Ross Stores, Inc.	43,200	1,270,944
	RusHydro (b)	1,618,691,200	27,517,750
	Ryder System, Inc.	21,100	712,758
	SAIC, Inc. (b)	77,300	1,525,902
	SPX Corp.	9,200	387,412
	SUPERVALU, Inc.	203,876	3,575,985
	Safeway, Inc.	52,000	1,114,360
	SanDisk Corp. (b)	1,588,100	18,151,983
	Sara Lee Corp.	1,201,300	12,049,039
	Schering-Plough Corp.	2,270,000	39,861,200
	Schlumberger Ltd.	867,788	35,414,428

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
	Seagate Technology	37,600	$ 142,504
	Smith International, Inc.	204,487	4,641,855
	The Southern Co.	50,100	1,675,845
	Spirit Aerosystems Holdings, Inc. Class A (b)	2,527,100	34,368,560
	Sprint Nextel Corp. (b)	3,412,000	8,291,160
	The St. Joe Co. (b)	1,002,300	24,105,315
	Stone Energy Corp. (b)	184,500	1,583,010
	Sun Microsystems, Inc. (b)	1,049,962	4,367,842
	Sunoco, Inc.	10,300	477,096
	Symantec Corp. (b)	74,500	1,142,085
	Synopsys, Inc. (b)	28,600	529,100
	TJX Cos., Inc.	49,000	951,580
	Tellabs, Inc. (b)	263,300	1,087,429
	Terra Industries, Inc.	25,900	530,432
	Texas Instruments, Inc.	637,000	9,523,150
	Thermo Fisher Scientific, Inc. (b)	450,000	16,168,500
	Time Warner, Inc.	1,476,700	13,777,611
	The Travelers Cos., Inc.	1,659,358	64,117,593
	Tyco Electronics Ltd.	329,694	4,668,467
	Tyco International Ltd.	329,246	6,920,751
	U.S. Bancorp	3,561,400	52,851,176
	Unifi, Inc. (b)	1,621,711	2,983,948
	Unilever Plc (a)	419,600	9,197,632
	Union Pacific Corp.	1,794,500	78,581,155
	UnitedHealth Group, Inc.	2,500,000	70,825,000
	United Technologies Corp.	221,500	10,629,785
	Valero Energy Corp.	13,200	318,384
	Ventas, Inc.	209,900	5,849,913
	Verizon Communications, Inc.	4,871,800	145,520,666
	Viacom, Inc. Class B (b)	2,048,600	30,216,850
	Virgin Media, Inc.	2,246,000	10,196,840
	WABCO Holdings, Inc.	4,400	65,780
	Wal-Mart Stores, Inc.	200,300	9,438,136
	Waters Corp. (b)	450,000	16,276,500
	Weatherford International Ltd. (b)	599,800	6,615,794
	WellPoint, Inc. (b)	1,243,200	51,530,640
	Wells Fargo & Co.	1,907,000	36,042,300
	Western Digital Corp. (b)	36,641	537,890
	Windstream Corp.	474,166	4,115,761
	Wyeth	1,606,300	69,022,711
	XL Capital Ltd. Class A	5,256,937	15,245,117
	Xerox Corp.	4,938,700	32,792,968
	Xilinx, Inc.	57,700	972,245
			6,260,853,182
	Total Common Stocks - 49.6%		11,467,556,447
	Exchange-Traded Funds
United States - 3.4%	Consumer Staples Select Sector SPDR Fund	1,427,000	31,636,590

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Exchange-Traded Funds		Shares	Value
	Energy Select Sector SPDR Fund (d)		1,600,000	$ 75,072,000
	Health Care Select Sector SPDR Fund		1,428,100	37,459,063
	iShares Dow Jones US Financial
	Sector Index Fund		265,300	9,150,197
	iShares Dow Jones US Technology
	Sector Index Fund		515,400	17,703,990
	iShares Dow Jones US
	Telecommunications Sector Index Fund		791,300	12,170,194
	iShares MSCI Brazil (Free) Index Fund		22,600	798,910
	iShares MSCI South Korea Index Fund		25,200	668,556
	iShares Silver Trust (b)(c)		5,013,700	62,771,524
	KBW Bank (c)		524,500	7,489,860
	SPDR Gold Trust (b)(c)		5,062,305	462,239,070
	Telecom HOLDRs Trust (d)		180,000	3,969,000
	Utilities Select Sector SPDR Fund		2,385,500	68,654,690
	Vanguard Telecommunication Services		24,600	1,035,414
	Total Exchange-Traded Funds - 3.4%			790,819,058
	Mutual Funds
Vietnam - 0.1%	Vietnam Enterprise Investments
	Ltd. - R Shares (b)		2,838,370	3,406,044
	Vinaland Ltd. (b)		14,680,000	6,459,200
	Total Mutual Funds - 0.1%			9,865,244
	Preferred Securities
			Par
	Capital Trusts		(000)
United States - 0.1%	Bank of America Corp. Series M,
	8.125% (f)(g)	USD	17,396	9,026,610
	Citigroup Capital XXI, 8.30%,
	12/21/77 (g)		22,373	11,601,072
	Total Capital Trusts - 0.1%			20,627,682
	Preferred Stocks		Shares
Japan - 0.2%	Mizuho Financial Group, Inc. Series 11X1,
	2% (b)(h)		6,433,000	43,323,482
United States - 0.4%	Bunge Ltd., 4.875% (h)		84,053	5,463,445
	Citigroup, Inc. Series T, 6.50% (h)		1,075,500	16,401,375
	El Paso Corp., 4.99% (b)(e)(h)		10,650	7,574,813
	El Paso Corp., 4.99% (b)(h)		41,681	29,645,611
	Freeport-McMoRan Copper & Gold, Inc.,
	5.50% (h)		42,770	27,928,810
	MetLife, Inc. Series B, 6.375% (h)		372,100	3,077,267
	Mylan, Inc., 6.50% (h)		5,334	3,205,574
	XL Capital Ltd., 10.75% (h)		264,757	1,919,488
				95,216,383
	Total Preferred Stocks - 0.6%			138,539,865
	Total Preferred Securities - 0.7%			159,167,547
	Warrants (i)
Canada - 0.0%	Kinross Gold Corp. (expires 9/03/13)		567,813	2,407,851

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Warrants (i)		Shares	Value
	New Gold, Inc. (expires 4/03/12)		1,750,000	$ 35,678
				2,443,529
United States - 0.0%	AboveNet, Inc. (expires 9/08/10)		14,626	117,008
	Mandra Forestry Finance Ltd.
	(expires 5/15/13)		22,750	0
				117,008
	Total Warrants - 0.0%			2,560,537
	Fixed-Income Securities
			Par
	Asset-Backed Securities		(000)
United States - 0.0%	Latitude CLO Ltd. Series 2005-1I
	Class SUB, 0%, 12/15/17 (j)	USD	8,000	240,000
	Total Asset-Backed Securities - 0.0%			240,000
	Corporate Bonds
Brazil - 0.0%	Cosan Finance Ltd., 7%, 2/01/17 (e)		7,050	4,864,500

Canada - 0.2%	Rogers Wireless Communications, Inc.,
	7.625%, 12/15/11	CAD	6,250	5,318,909
	Sino-Forest Corp., 5%, 8/01/13 (e)(h)	USD	61,625	41,211,719
				46,530,628
Chile - 0.2%	Empresa Electrica del Norte Grande SA,
	7%, 11/05/17 (k)		44,359	43,693,537
China - 0.7%	Brilliance China Finance Ltd., 0%,
	6/07/11 (h)(j)		22,588	24,282,100
	Chaoda Modern Agriculture Holdings
	Ltd., 7.75%, 2/08/10		14,410	11,528,000
	Chaoda Modern Agriculture Holdings
	Ltd., 12.408%, 5/08/11 (h)(j)	HKD	114,420	16,280,877
	China Petroleum & Chemical Corp., 5.355%,
	4/24/14 (h)(j)		262,420	32,657,817
	GOME Electrical Appliances Holdings
	Ltd., 7.701%, 5/18/14 (h)(j)	CNY	418,000	33,620,942
	Pine Agritech Ltd., 12.917%, 7/27/12 (h)(j)		412,400	30,155,016
				148,524,752
Europe - 0.5%	European Investment Bank, 11.013%,
	9/21/10 (e)(j)	BRL	127,600	43,513,415
	European Investment Bank, 4.375%,
	4/15/13	EUR	37,150	50,069,520
	European Investment Bank
	Series 1158/0100, 3.625%, 10/15/11		14,382	18,900,671
				112,483,606
France - 0.0%	Compagnie Generale des Etablissements
	Michelin Series ML, 7.622%, 1/01/17 (h)(j)		6,561	6,567,994
Germany - 0.6%	Kreditanstalt fuer Wiederaufbau,
	3.25%, 6/27/13 (h)		81,000	106,045,376
	Kreditanstalt fuer Wiederaufbau
	Series DPW, 0.50%, 2/03/10 (h)		30,695	38,053,570
				144,098,946

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value
Hong Kong - 0.3%	FU JI Food and Catering Services Holdings
	Ltd., 19.547%, 10/18/10 (h)(j)	CNY	190,300	$ 17,532,758
	Hongkong Land CB 2005 Ltd.,
	2.75%, 12/21/12 (h)	USD	7,500	6,421,875
	Hutchison Whampoa International 03/33 Ltd.,
	5.45%, 11/24/10		15,000	15,411,675
	Hutchison Whampoa International 03/33 Ltd.,
	6.25%, 1/24/14		12,662	12,627,686
	Noble Group Ltd., 8.50%, 5/30/13 (e)		29,558	22,611,870
				74,605,864
India - 0.8%	Gujarat NRE Coke Ltd., 0%, 4/12/11 (h)(j)		10,100	6,060,000
	Housing Development Finance Corp., 0%,
	9/27/10 (h)(j)		26,500	29,415,000
	Punj Lloyd Ltd., 11.042%, 4/08/11 (h)(j)		16,300	13,855,000
	Reliance Communications Ltd., 12.927%,
	5/10/11 (h)(j)		35,000	26,162,500
	Reliance Communications Ltd., 9.320%,
	3/01/12 (h)(j)		104,100	67,635,227
	Suzlon Energy Ltd., 19.878%, 6/12/12 (h)(j)		24,975	9,018,173
	Tata Motors Ltd., 1%, 4/27/11 (h)		23,750	14,725,000
	Tata Motors Ltd., 9.036%, 7/12/12 (h)(j)		4,300	2,021,000
	Tata Steel Ltd., 1%, 9/05/12 (h)		25,800	23,030,215
				191,922,115
Ireland - 0.1%	EuroChem Finance, 7.875%, 3/21/12		8,275	5,006,375
	TransCapital Invest Ltd. for OJSC AK Transneft,
	6.103%, 6/27/12 (e)		8,000	6,839,896
	TransCapital Invest Ltd. for OJSC AK Transneft,
	5.67%, 3/05/14		2,100	1,533,000
	TransCapital Invest Ltd. for OJSC AK Transneft,
	8.70%, 8/07/18 (e)		15,100	11,469,341
				24,848,612
Japan - 0.4%	ASIF III Jersey Ltd., 0.95%, 7/15/09	JPY	735,000	7,653,392
	The Bank of Kyoto Ltd., 1.802%,
	3/31/14 (h)(j)		915,000	9,814,614
	The Bank of Kyoto Ltd. Series 1, 1.90%,
	9/30/09 (h)		1,783,000	29,445,074
	The Mie Bank Ltd., 1%, 10/31/11 (h)		379,000	4,318,680
	Nagoya Railroad Co. Ltd., 1.225%, 3/30/12 (h)(j)		156,000	1,675,739
	Suzuki Motor Corp. Series 9, 3.945%,
	3/29/13 (h)(j)		3,690,000	35,768,909
				88,676,408
Kazakhstan - 0.2%	KazMunaiGaz Finance Sub BV, 9.125%,
	7/02/18 (e)	USD	75,500	54,360,000
Luxembourg - 0.5%	Acergy SA Series ACY, 2.25%, 10/11/13 (h)		9,100	5,392,596
	Evraz Group SA, 8.875%, 4/24/13 (e)		12,250	7,595,000
	Evraz Group SA, 8.25%, 11/10/15		5,800	3,538,000
	Evraz Group SA, 9.50%, 4/24/18 (e)		33,495	20,097,000

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value
	Gaz Capital SA, 6.605%, 2/13/18	EUR	3,094	$ 2,464,900
	Gaz Capital SA, 8.146%, 4/11/18 (e)		3,000	2,280,000
	Gazprom International SA, 7.201%,
	2/01/20		6,998	5,738,311
	Novorossiysk Port Capital SA, 7%, 5/17/12		6,635	4,171,557
	TNK-BP Finance SA, 6.125%, 3/20/12 (e)		8,064	6,209,280
	TNK-BP Finance SA, 7.50%, 3/13/13 (e)		1,900	1,444,000
	TNK-BP Finance SA, 7.50%, 7/18/16 (e)		6,100	3,843,000
	TNK-BP Finance SA Series 2, 7.50%, 7/18/16		2,800	1,764,000
	UBS Luxembourg SA for OJSC Vimpel
	Communications, 8.25%, 5/23/16		9,648	5,981,760
	UBS Luxembourg SA for OJSC Vimpel
	Communications, 8.25%, 5/23/16 (e)		2,481	1,538,220
	VIP Finance Ireland Ltd. for OJSC Vimpel
	Communications, 9.125%, 4/30/18 (e)		60,330	38,007,900
				110,065,524
Malaysia - 1.0%	Berjaya Land Bhd, 8%, 8/15/11 (h)	MYR	71,700	20,731,804
	Cherating Capital Ltd., 2%, 7/05/12 (g)(h)	USD	30,400	28,234,000
	Feringghi Capital Ltd., 0%, 12/22/09 (h)(j)		18,700	19,728,500
	IOI Resources, 8.111%, 1/15/13 (h)(j)		45,900	38,469,249
	Johor Corp., 1%, 7/31/09 (k)	MYR	43,000	14,184,338
	Johor Corp. Series P3, 1%, 7/31/12		11,137	2,994,564
	Rafflesia Capital Ltd., 1.25%,
	10/04/11 (g)(h)	USD	64,000	61,819,178
	YTL Power Finance Cayman Ltd., 0%,
	5/09/10 (h)(j)		34,700	37,881,365
				224,042,998
Netherlands - 0.2%	ASM International NV, 4.25%, 12/06/11 (e)(h)		4,235	2,900,975
	ASM International NV, 4.25%, 12/06/11 (h)		1,500	935,531
	Heidelberg International Finance B.V.,
	0.875%, 2/09/12 (h)	EUR	18,400	20,137,446
	Pargesa Netherlands NV, 1.75%,
	6/15/14 (h)	CHF	35,500	24,446,612
				48,420,564
Norway - 0.1%	Subsea 7, Inc., 2.80%, 6/06/11 (h)	USD	19,600	12,446,000
	Subsea 7, Inc., 6.193%, 6/29/17 (h)		19,600	15,254,954
				27,700,954
Philippines - 0.0%	First Gen Corp., 2.50%, 2/11/13 (h)		23,500	7,050,000
Russia - 0.0%	Raspadskaya Securities Ltd. for OJSC
	Raspadskaya, 7.50%, 5/22/12		1,890	1,134,000
Singapore - 0.7%	CapitaLand Ltd., 2.10%, 11/15/16 (h)	SGD	55,250	26,579,510
	CapitaLand Ltd., 3.125%, 3/05/18 (h)		83,750	39,528,269
	CapitaLand Ltd., 2.95%, 6/20/22 (h)		144,500	54,225,788
	Keppel Land Ltd., 2.50%, 6/23/13 (h)		26,000	14,407,352
	Wilmar International Ltd., 14.731%,
	12/18/12 (h)(j)	USD	38,200	33,998,000
				168,738,919

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value
South Korea - 0.5%	Korea Electric Power Corp., 1.763%,
	11/23/11 (h)(j)	JPY	2,740,000	$ 28,998,219
	Korea Electric Power Corp., 5.125%, 4/23/34		3,116	2,681,199
	LG Telecom Ltd., 8.25%, 7/15/09	USD	250	249,734
	LG Telecom Ltd., 8.25%, 7/15/09 (e)		15,750	15,431,614
	Zeus Cayman, 4.279%, 8/19/13 (h)(j)	JPY	7,000,000	69,349,363
				116,710,129
Sweden - 0.1%	Svensk Exportkredit AB, 10.50%, 9/29/15 (g)	TRY	31,601	16,173,566
Taiwan - 0.0%	Shin Kong Financial Holding Co. Ltd., 0%,
	6/17/09 (h)(j)	USD	1,000	947,638
United Arab Emirates - 0.6%	Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (h)		151,740	66,595,651
	Nakheel Development Ltd., 3.173%, 12/14/09		37,661	31,541,087
	Nakheel Development Ltd., 2.75%, 1/16/11		48,567	25,740,510
				123,877,248
United Kingdom - 0.2%	Shire Plc, 2.75%, 5/09/14 (h)		52,351	42,581,518
United States - 3.7%	The AES Corp., 8.375%, 3/01/11	GBP	3,393	4,425,396
	Addax Petroleum Corp., 3.75%, 5/31/12 (h)	USD	31,800	21,067,500
	Advanced Micro Devices, Inc., 5.75%, 8/15/12 (h)		5,412	1,684,485
	Advanced Micro Devices, Inc., 6%, 5/01/15 (h)		78,031	23,214,223
	Archer-Daniels-Midland Co., 0.875%, 2/15/14 (h)		43,319	40,070,075
	Calpine Generating Co. LLC, 9.07%, 4/01/09 (l)(m)		28,300	3
	Calpine Generating Co. LLC, 11.07%, 4/01/10 (l)		15,500	232,500
	Cell Genesys, Inc., 3.125%, 11/01/11 (h)		3,270	1,287,563
	Chesapeake Energy Corp., 2.75%, 11/15/35 (h)		11,186	7,648,428
	China Milk Products Group Ltd., 12.803%,
	1/05/12 (h)(j)		19,100	16,460,514
	Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,904	4,605,120
	General Cable Corp., 1%, 10/15/12 (h)		10,747	6,998,984
	General Electric Capital Corp., 0.79%,
	1/15/10 (g)	JPY	6,640,000	70,530,274
	Greenbrier Cos., Inc., 2.375%, 5/15/26 (h)	USD	13,820	5,769,850
	Helix Energy Solutions Group, Inc., 3.25%,
	2/15/25 (h)		4,235	2,059,269
	Hologic, Inc., 2%, 12/15/37 (h)(k)		150,545	96,160,619
	Hutchison Whampoa International Ltd., 5.45%,
	11/24/10 (e)		5,500	5,646,514
	IOI Capital Bhd Series IOI, 8.111%, 12/18/11 (h)		34,545	37,654,050
	Intel Corp., 2.95%, 12/15/35 (h)		15,218	11,660,793
	Mandra Forestry, 12%, 5/15/13 (e)		22,750	10,237,500
	McMoRan Exploration Co., 5.25%, 10/06/11 (e)(h)		6,425	5,388,969
	McMoRan Exploration Co., 5.25%, 10/06/11 (h)		11,275	9,456,906
	Medtronic, Inc., 1.50%, 4/15/11 (h)		13,873	12,901,890
	Medtronic, Inc., 1.625%, 4/15/13 (h)		51,646	45,513,038
	Mylan, Inc., 1.25%, 3/15/12 (h)		67,486	54,748,018
	Nabi Biopharmaceuticals, 2.875%, 4/15/25 (h)		3,520	3,128,400
	Nextel Communications, Inc., 5.25%, 1/15/10 (h)		14,325	13,071,563

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value

	Northwest Airlines, Inc. Series 1999-3-B,
	9.485%, 10/01/16 (l)	USD	4,942	$ 494,198
	Paka Capital Ltd., 8.102%, 3/12/13 (h)(j)		8,100	6,885,000
	Pemex Project Funding Master Trust,
	5.50%, 2/24/25	EUR	46,140	38,695,663
	Preferred Term Securities XXIV, Ltd.,
	5.965%, 3/22/37 (e)(h)	USD	12,100	1,231,780
	Preferred Term Securities XXV, Ltd.,
	5.758%, 6/22/37 (h)		12,150	369,360
	Preferred Term Securities XXVI, Ltd.,
	6.191%, 9/22/37 (h)		9,900	224,730
	Preferred Term Securities XXVII, Ltd.,
	6.29%, 12/22/37 (h)		7,100	1,227,590
	ProLogis, 2.25%, 4/01/37 (h)		6,747	3,533,741
	Ranbaxy Laboratories Ltd., 15.601%, 3/18/11 (h)(j)		12,223	11,070,310
	SanDisk Corp., 1%, 5/15/13 (h)		91,512	48,730,140
	Sino-Forest Corp., 5%, 8/01/13 (h)		2,625	1,718,010
	SonoSite, Inc., 3.75%, 7/15/14 (h)		12,157	9,634,423
	Suzlon Energy Ltd., 12.382%, 10/11/12 (h)(j)		38,300	13,022,000
	TNK-BP Finance SA, 6.625%, 3/20/17 (e)		15,535	9,010,300
	TNK-BP Finance SA, 7.875%, 3/13/18 (e)		8,265	5,041,650
	Tenet Healthcare Corp., 9.25%, 2/01/15		10,000	7,900,000
	Teva Pharmaceutical Finance LLC Series B,
	0.25%, 2/01/24 (h)		17,461	21,105,984
	Transocean, Inc., 1.50%, 12/15/37 (h)		108,018	88,844,805
	Transocean, Inc. Series A, 1.625%, 12/15/37 (h)		62,735	55,520,475
	Transocean, Inc. Series C, 1.50%, 12/15/37 (h)		20,274	16,041,803
	Uno Restaurant Corp., 10%, 2/15/11 (e)(l)		4,790	1,437,000

				853,361,406

	Total Corporate Bonds - 11.6%			2,681,981,426

	Foreign Government Obligations

	Australian Government Bonds, 5.75%,
	6/15/11	AUD	69,401	47,215,134
	Brazil Notas do Tesouro Nacional
	Series B, 6%, 5/15/17	BRL	22,700	16,109,615
	Brazil Notas do Tesouro Nacional
	Series F, 10%, 1/01/17		323,206	118,416,059
	Bundesrepublik Deutschland, 4%, 7/04/16	EUR	176,500	239,128,448
	Bundesrepublik Deutschland, 4.25%, 7/04/17		145,500	200,800,469
	Bundesrepublik Deutschland Series 07,
	4%, 1/04/18		57,000	77,498,572
	Bundesrepublik Deutschland Series 08,
	4.25%, 7/04/18		36,000	49,759,106
	Bundesschatzanweisungen Series 1,
	4.75%, 6/11/10		113,322	151,422,949
	Caisse d'Amortissement de la Dette
	Sociale, 3.75%, 7/12/09		35,000	45,112,361

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
	Foreign Government Obligations		(000)	Value
	Caisse d'Amortissement de la Dette
	Sociale, 3.25%, 4/25/13	EUR	20,150	$ 25,985,479
	Caisse d'Amortissement de la Dette
	Sociale, 4%, 10/25/14		23,500	30,970,918
	Canadian Government Bond, 4%, 9/01/10	CAD	36,750	31,221,541
	Canadian Government Bond, 5.25%, 6/01/13		521	480,484
	Canadian Government Bond, 4%, 6/01/16		35,000	31,065,158
	Canadian Government Bond Series WL43,
	5.75%, 6/01/29		175	179,310
	Deutsche Bundesrepublik Inflation
	Linked Series I/L, 1.50%, 4/15/16	EUR	10,503	13,267,340
	Japanese Government CPI Linked Bond
	Series 5, 0.80%, 9/10/15	JPY	6,965,298	67,958,855
	Japanese Government CPI Linked Bond
	Series 6, 0.80%, 12/10/15		7,648,121	74,365,602
	Japanese Government CPI Linked Bond
	Series 7, 0.80%, 3/10/16		22,011,682	212,680,358
	Japanese Government CPI Linked Bond
	Series 8, 1%, 6/10/16		3,590,730	35,013,964
	Japanese Government CPI Linked Bond
	Series 16, 1.40%, 6/10/18		10,325,100	102,486,689
	Japanese Government Two Year Bond
	Series 272, 0.70%, 9/15/10		5,760,500	64,436,612
	Malaysia Government Bond, 3.756%,
	4/28/11	MYR	198,500	56,387,646
	Malaysia Government Bond Series 3/06,
	3.869%, 4/13/10		168,000	47,303,025
	Netherland Government Bond, 3.75%,
	7/15/14	EUR	24,000	31,509,046
	New Zealand Government Bond
	Series 216, 4.50%, 2/14/16	NZD	21,250	15,413,478
	Poland Government Bond, 3%, 8/24/16	PLN	127,250	31,919,813
	Russia Government International Bond,
	7.50%, 3/31/30 (k)	USD	3,067	2,837,008
	United Kingdom Gilt, 4.25%, 3/07/11	GBP	153,115	234,487,576
	Total Foreign Government Obligations 8.9%			2,055,432,615
Country	Structured Notes
Brazil - 0.3%	JPMorgan Chase & Co. (NTN - B Linked
	Notes), 6%, 8/15/10	BRL	4,808	2,037,994
	JPMorgan Chase & Co. (NTN - B Linked
	Notes), 6%, 8/15/10 (e)		118,680	50,314,568
	JPMorgan Chase & Co. (NTN - B Linked
	Notes), 6%, 8/17/10		59,367	25,175,107
				77,527,669
Taiwan - 0.1%	UBS AG (Total Return TWD Linked
	Notes), 0%, 12/01/10 (j)	USD	18,267	18,263,246
	Total Structured Notes - 0.4%			95,790,915

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
	US Government Obligations		(000)	Value

	US Treasury Inflation Indexed Bonds,
	0.875%, 4/15/10	USD	233,103	$ 226,765,069
	US Treasury Inflation Indexed Bonds,
	2.375%, 4/15/11 (n)		583,738	587,021,282
	US Treasury Inflation Indexed Bonds,
	1.875%, 7/15/15 (n)		28,960	28,570,564
	US Treasury Inflation Indexed Bonds,
	2%, 1/15/16		494,103	491,014,409
	US Treasury Inflation Indexed Bonds,
	2.50%, 7/15/16		367,036	376,900,827
	US Treasury Inflation Indexed Bonds,
	2.375%, 1/15/17		90,176	91,923,155
	US Treasury Inflation Indexed Bonds,
	2.375%, 1/15/27		100,909	98,922,867
	US Treasury Notes, 4%, 6/15/09		136,000	137,811,520
	US Treasury Notes, 4.875%, 6/30/09 (o)		133,000	135,446,934
	US Treasury Notes, 4.625%, 7/31/09		92,070	93,986,897
	US Treasury Notes, 2.125%, 1/31/10		86,350	87,665,456
	US Treasury Notes, 2.875%, 6/30/10		173,274	178,742,874
	US Treasury Notes, 4.875%, 5/31/11		226,337	246,141,488
	US Treasury Notes, 2%, 4/15/12		115,125	115,484,368

	Total US Government Obligations - 12.5%			2,896,397,710

	Total Fixed Income Securities - 33.4%			7,729,842,666

	Total Long-Term Investments
	(Cost - $23,358,594,107) - 87.2%			20,159,811,499

	Short-Term Securities

Time Deposits - 0.0%	Brown Brothers Harriman & Co., 0.07%,
	2/02/09		7,703	7,702,825
	Brown Brothers Harriman & Co., 0.183%,
	2/02/09		4,364	5,587,181

				13,290,006

US Government	US Treasury Bills, 0.36%, 2/12/09		442,300	442,247,661
Obligations - 12.6%	US Treasury Bills, 0.01%, 2/19/09		572,778	572,734,443
	US Treasury Bills, 0.09%, 2/26/09		477,000	476,949,505
	US Treasury Bills, 0.14%, 3/05/09		697,850	697,818,454
	US Treasury Bills, 0.07%, 3/12/09		217,600	217,592,778
	US Treasury Bills, 0.08%, 3/19/09		8,500	8,499,112
	US Treasury Bills, 0.10%, 3/26/09		113,850	113,835,561
	US Treasury Bills, 0.10%, 4/02/09		96,100	96,083,312
	US Treasury Bills, 0.12%, 4/09/09		192,250	192,212,082
	US Treasury Bills, 0.22%, 5/07/09		56,200	56,173,303
	US Treasury Bills, 0.03%, 5/15/09		31,000	30,996,172
	US Treasury Bills, 0.05%, 6/04/09		1,000	999,828
	US Treasury Bills, 0.13%, 6/18/09		2,000	1,999,003

				2,908,141,214

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Beneficial
			Interest
Country	Short-Term Securities		(000)	Value
United States - 1.1%	BlackRock Liquidity Series,
	LLC Money Market Series, 0.77% (p)(q)(r)	USD	248,508	$ 248,507,650
	Total Short-Term Securities
	(Cost - $3,169,943,668) - 13.7%			3,169,938,870
	Options Purchased		Contracts
Exchange-Traded Call Options	General Motors Corp., expiring January
	2010 at USD 50		5,820	11,640
	General Motors Corp., expiring January
	2010 at USD 60		5,496	10,992
	S&P 500 Listed Option, expiring June
	2009 at USD 132.5		2,000	20,000
	S&P 500 Listed Option, expiring December
	2009 at USD 100		1,000	3,975,000
	Total Options Purchased
	(Cost - $48,648,788) - 0.0%			4,017,632
	Total Investments Before Structured Options,
	Investments Sold Short and Options Written
	(Cost - $26,577,186,563*) - 100.9%			23,333,768,001
	Structured Options
	Credit Suisse Euro Stoxx Index Link,
	expiring July 2009, Broker Credit Suisse
	International (s)		142,350	(47,742,781)
	JPMorgan Euro Stoxx Index Link,
	expiring June 2009, Broker JPMorgan
	Chase (t)		144,600	(47,481,973)
	Total Structured Options
	(Cost - $12,909,269) - (0.4)%			(95,224,754)
	Investments Sold Short		Shares
	Bed Bath & Beyond, Inc. (b)		(969,374)	(22,518,558)
	Carnival Corp. (b)		(897,429)	(16,324,233)
	Home Depot, Inc.		(1,067,200)	(22,976,816)
	Lowe's Cos., Inc.		(1,211,800)	(22,139,586)
	Masco Corp.		(1,346,938)	(10,533,055)
	Staples, Inc.		(851,490)	(13,572,751)
	Total Investments Sold Short
	(Proceeds - $160,766,746) - (0.5)%			(108,064,999)
	Options Written		Contracts
Exchange-Traded Call Options	Apple, Inc., expiring January 2010 at USD 85		3,971	(8,636,925)
	Bunge Ltd., expiring April 2009 at USD 85		1,963	(19,630)
	International Paper Co., expiring April 2009
	at USD 15		4,417	(33,128)
	McDermott International, Inc., expiring
	February 2009 at USD 30		4,978	(24,890)
	Microsoft Corp., expiring January 2010 at
	USD 17.5		13,600	(3,896,400)

	BlackRock Global Allocation Fund, Inc.
	Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts	Value
Exchange-Traded Call Options	Panera Bread Co. Class A, expiring August 2009
	at USD 55	1,964	$ (972,180)
	S&P 500 Listed Option, expiring June 2009
	at USD 152.5	752	(30,080)
	S&P 500 Listed Option, expiring December 2009
	at USD 125	1,000	(430,000)
	SanDisk Corp., expiring January 2010 at USD 20	1,370	(160,290)
	Total Options Written
	(Premiums Received - $22,806,065) - (0.1)%		(14,203,523)
	Total Investments, Net of Structured Options,
	Investments Sold Short and Options Written - 99.9%		23,116,274,725
	Other Assets Less Liabilities - 0.1%		15,180,345
	Net Assets - 100.0%	$ 23,131,455,070

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 26,808,839,212
Gross unrealized appreciation	$ 1,128,349,463
Gross unrealized depreciation	(4,698,645,428)
Net unrealized depreciation	$ (3,570,295,965)

(a)	Depositary receipts.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Investments in companies whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sales	Realized
Affiliate	Cost	Cost	Loss	Income
Energy Select Sector SPDR Fund*	-	$ 444,666,719	$ (8,092,666)	$ 2,607,539
Telecom HOLDRs Trust	-	-	-	$ 59,539
Tianjin Development Holdings Ltd.	$ 4,081,607	-	-	-

* No longer an affiliate as of January 31, 2009.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Convertible security.
(i)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j)	Represents a zero-coupon bond. Rate shown represents the current yield as of report date.
(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.
(l)	Issuer filed for bankruptcy and/or is in default of interest payments.
(m)	Security is fair valued in accordance with the Fund's fair valuation policy.
(n)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(o)	All or a portion of security has been pledged as collateral in connection with open swap contracts.
(p)	Security was purchased with the cash proceeds from securities loans.
(q)	Represents the current yield as of report date.

BlackRock Global Allocation Fund, Inc. Schedule of Investments January 31, 2009 (Unaudited)

(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Series,
LLC Money Market Series	USD 214,944,350	$ 148,010

(s) CSFB DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro Stoxx 50
Index (Ticker “SX5E”) at a strike price of 3,384.537 and (b) the equivalent of 2.37 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,562.67 and an upper call strike of 3,918.937. For each unit of the Structured Option, the Fund has sold or written 2.37 calls on the DJ Euro Stoxx Index at 3,918.937 and bought 2.37 calls on the DJ Euro Stoxx Index at
3,562.67. Because the Structured Option was constructed with an upper call strike limit of 110%, theoretically, the structure peaked at a 23.7% return in the event that the DJ Euro Stoxx Index rose above 3,918.937. At period-end, the DJ
Euro Stoxx Index was at 2,236.98. At period-end, the value of this Structured Option was $(47,742,781) representing the price of the potential obligation of the Portfolio to the counterparty on the imbedded Put at expiration of $1,147.557 per unit. The option expires on July 13, 2009.

(t) JP Morgan DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro
Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,365.46 and (b) 2.7 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,542.59 and an upper call strike of 3,826.00. For each unit of the Structured Option, the Fund has sold or written 2.7 calls on the DJ Euro Stoxx Index at 3,826.00 and bought 2.7 calls on the DJ Euro Stoxx Index at 3,542.59.
Because the Structured Option was constructed with an upper call strike limit of 108%, theoretically, the structure peaked at a 29.1% return in the event that the DJ Euro Stoxx Index rose above 3,826.00. At period-end, the DJ Euro Stoxx Index was at 2,236.98. At period-end, the value of this Structured Option was $(47,481,973) representing the price of the potential obligation of the Portfolio to the counterparty on the imbedded Put at expiration of $1,128.48 per unit. The option expires on June 19, 2009.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Credit default swaps on single name issues - buy protection outstanding as of January 31, 2009 were as follows:

	Pay				Notional	Unrealized
	Fixed				Amount	Appreciation
Issuer	Rate	Counterparty	Expiration		(000)	(Depreciation)
United Mexican		Credit Suisse
States	1.12%	International	May 2010	USD	6,450	$ 140,784
DaimlerChrysler NA
Holding Corp.	0.53%	JPMorgan Chase	June 2011	EUR	5,400	481,385
Carnival Corp.	0.25%	JPMorgan Chase	September 2011	USD	10,030	853,593
JCPenney Corp.	0.53%	JPMorgan Chase	September 2011	USD	3,397	330,623
McDonald's Corp.	0.16%	JPMorgan Chase	September 2011	USD	3,397	25,848
Whirlpool Corp.	0.48%	JPMorgan Chase	September 2011	USD	3,397	338,790
Dow Jones CDX North		Morgan Stanley Capital
America High Yield		Services, Inc.
Index Series 9-V2	3.75%		December 2012	USD	12,558	1,657,962
Dow Jones CDX North		Morgan Stanley Capital
America Investment Grade		Services, Inc.
Series 10	1.55%		June 2013	USD	23,855	1,105,543

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)

•	Credit default swaps on single name issues - buy protection outstanding as of January 31, 2009 were as follows:

			Pay				Notional	Unrealized
			Fixed				Amount	Appreciation
	Issuer		Rate	Counterparty	Expiration		(000)	(Depreciation)
	Dow Jones CDX North			Morgan Stanley
	America Investment Grade			Capital
	Series 11		1.50%	Services, Inc.	December 2013	USD	15,153	$ (307,152)
	Spain (Kingdom of)			Morgan Stanley
				Capital
			0.49%	Services, Inc.	September 2018	USD	28,785	2,054,875
	Spain (Kingdom of)			Morgan Stanley
				Capital
			0.495%	Services, Inc.	September 2018	USD	28,785	2,043,591
	Spain (Kingdom of)			Morgan Stanley
				Capital
			0.50%	Services, Inc.	September 2018	USD	70,695	4,991,208
	Spain (Kingdom of)		0.83%	Deutsche Bank AG	December 2018	USD	30,090	1,370,870
	Spain (Kingdom of)		0.845%	Deutsche Bank AG	December 2018	USD	89,630	3,975,897
	CMBX Index Series 4		0.35%	JPMorgan Chase	February 2051	USD	15,100	1,781,599
	CMBX North America			JPMorgan Chase
	Series 4AAA		0.35%		February 2051	USD	10,445	(242,373)
	CMBX North America			Morgan Stanley
	Series 4AAA			Capital
			0.35%	Services, Inc.	February 2051	USD	25,373	5,995,998
	CMBX North America			Morgan Stanley
	Series 4AAA			Capital
			0.35%	Services, Inc.	February 2051	USD	9,960	(382,218)
	CMBX North America			Deutsche Bank AG
	Series 4AAA		0.35%		February 2051	USD	8,903	(1,517,206)
	CMBX North America			Morgan Stanley
	Series 4AAA			Capital
			0.35%	Services, Inc.	February 2051	USD	9,690	(725,242)
	CMBX North America			Morgan Stanley
	Series 1AAA			Capital
			0.10%	Services, Inc.	October 2052	USD	26,866	511,039
	Dow Jones CMBX			JPMorgan Chase
	North America Index Series 4		0.35%		February 2051	USD	13,288	3,249,331
	Total							$ 27,734,745

•	Financial futures contracts purchased as of January 31, 2009 were as follows:
					Expiration			Unrealized
	Contracts	Issue		Exchange	Date		Face Value	Depreciation
	357	Dax Index 25 Euro		Eurex Deutschland	March 2009		$ 53,989,536	$ (4,388,427)
	2650	DJ Euro Stoxx 50		Eurex Deutschland	March 2009		$ 83,268,666	(7,637,753)
	406	FTSE 100 Index Future		LIFFE	March 2009		$ 25,240,577	(1,093,804)
	1860	Osaka Nikkei 225		Osaka	March 2009		$ 174,066,300	(9,671,576)
	1176	Russell 2008 ICE MINI		New York	March 2009		$ 54,874,909	(2,825,150)
	2622	S&P 500 Index		Chicago	March 2009		$ 582,803,678	(43,654,928)
	129	S&P TSE 60 Index		Montreal	March 2009		$ 10,985,669	(5,021)
	753	TOPIX Index		Tokyo	March 2009		$ 68,881,476	(2,663,410)
	1560	Yen Denom Nikkei		Tokyo	March 2009		$ 74,078,630	(6,180,817)
	Total							$ (78,120,886)

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)

•	Financial futures contracts sold as of January 31, 2009 were as follows:
							Unrealized
					Expiration		Appreciation
	Contracts	Issue		Exchange	Date	Face Value	(Depreciation)
	32	Eurodollar		Chicago	September 2009	$ 7,601,574	$ (289,226)
	113	Japan 10-Year
		Index		Tokyo	March 2009	$ 175,432,076	328,854
	Total						$ 39,628

•	Foreign currency exchange contracts as of January 31, 2009 were as follows:
							Unrealized
						Settlement	Appreciation
	Currency Purchased			Currency Sold	Counterparty	Date	(Depreciation)
	BRL	22,328,208	USD	9,716,366	JPMorgan Chase	2/02/09	$ (101,463)
	BRL	19,378,715	USD	8,453,093	Citibank NA	2/02/09	(108,291)
	CAD	3,325,639	USD	2,734,759	Brown Brothers	2/02/09	(22,719)
					Harriman & Co.
	USD	1,204,133	BRL	2,757,464	Brown Brothers	2/02/09	15,571
					Harriman & Co.
	USD	33,872	CLP	21,085,075	Brown Brothers	2/02/09	(302)
					Harriman & Co.
	USD	1,136,492	EUR	871,810	Brown Brothers	2/02/09	20,232
					Harriman & Co.
	BRL	45,094,269	USD	19,717,652	Brown Brothers	2/03/09	(305,568)
					Harriman & Co.
	BRL	17,098,185	USD	7,456,688	JPMorgan Chase	2/03/09	(96,298)
	BRL	30,065,564	USD	13,157,796	Citibank NA	2/03/09	(215,237)
	CAD	3,418,311	USD	2,766,029	Brown Brothers	2/03/09	21,585
					Harriman & Co.
	EUR	1,604,544	USD	2,059,913	Morgan Stanley Capital	2/03/09	(5,466)
					Services, Inc.
	USD	930,108	BRL	2,164,360	Brown Brothers	2/03/09	(2,806)
					Harriman & Co.
	USD	814,278	CLP	509,249,247	Brown Brothers	2/03/09	(11,086)
					Harriman & Co.
	USD	773	DKK	4,499	Brown Brothers	2/03/09	-
					Harriman & Co.
	USD	3	ZAR	26	Brown Brothers	2/03/09	-
					Harriman & Co.
	BRL	38,293,996	USD	16,563,147	Citibank NA	2/04/09	(83,751)
	JPY	14,907,936,300	USD	165,397,478	Brown Brothers	2/05/09	567,203
					Harriman & Co.
	JPY	19,853,090,050	USD	220,345,062	Barclays London	2/05/09	672,233
	JPY	2,318,151,970	USD	25,724,660	JPMorgan Chase	2/05/09	82,491
	JPY	9,335,674,149	USD	103,614,585	Credit Suisse	2/05/09	316,109
	JPY	6,545,733,448	USD	72,622,648	HSBC Securities	2/05/09	248,643
	JPY	5,498,197,650	USD	61,500,000	Morgan Stanley Capital	2/05/09	(290,548)
					Services, Inc.
	USD	278,531,386	EUR	215,750,675	Credit Suisse	2/05/09	2,315,972
	USD	190,182,536	GBP	136,429,366	Credit Suisse	2/05/09	(7,502,712)
	USD	144,745,801	GBP	103,892,997	Brown Brothers	2/05/09	(5,794,464)
					Harriman & Co.
	USD	112,278,003	GBP	80,355,266	JPMorgan Chase	2/05/09	(4,156,246)

BlackRock Global Allocation Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)

• Foreign currency exchange contracts as of January 31, 2009 were as follows:
						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
JPY	7,536,100,000	EUR	65,000,000	Brown Brothers	2/06/09	$ 683,181
				Harriman & Co.
JPY	324,887,105	EUR	2,790,879	JPMorgan Chase	2/06/09	43,390
JPY	7,264,767,520	EUR	62,498,000	Barclays London	2/06/09	865,617
USD	63,583,966	BRL	150,999,202	JPMorgan Chase	2/06/09	(1,354,945)
USD	17,441,623	CLP	10,939,386	Morgan Stanley Capital	2/06/09	(271,687)
				Services, Inc.
USD	38,151,920	KRW	52,485,596,000	Morgan Stanley Capital	2/06/09	100,957
				Services, Inc.
USD	39,405,672	MXN	548,369,330	Citibank NA	2/06/09	1,298,799
USD	49,972,951	MXN	694,923,862	UBS AG	2/06/09	1,681,820
USD	42,287,296	TRY	70,254,000	UBS AG	2/06/09	(361,191)
USD	16,724,008	TRY	27,839,620	Morgan Stanley Capital	2/06/09	(176,349)
				Services, Inc.
USD	51,290,632	TWD	1,737,213,710	Morgan Stanley Capital	2/06/09	(300,836)
				Services, Inc.
JPY	538,618,714	USD	6,076,886	JPMorgan Chase	2/12/09	(79,939)
JPY	14,190,054,401	USD	160,013,243	HSBC Securities	2/12/09	(2,022,071)
JPY	13,544,128,191	USD	152,898,464	UBS AG	2/12/09	(2,098,994)
JPY	8,367,356,850	USD	94,567,776	Barclays London	2/12/09	(1,406,152)
JPY	14,723,468,150	USD	166,085,371	Morgan Stanley Capital	2/12/09	(2,155,204)
				Services, Inc.
USD	176,527,552	EUR	134,445,965	Morgan Stanley Capital	2/12/09	4,419,090
				Services, Inc.
USD	66,246,688	GBP	46,910,273	JPMorgan Chase	2/12/09	(1,719,559)
USD	211,663,751	GBP	150,610,694	HSBC Securities	2/12/09	(6,549,508)
CHF	149,471,285	USD	131,147,373	UBS AG	2/13/09	(2,256,537)
EUR	47,061,751	HUF	13,498,863,335	Citibank NA	2/13/09	2,314,100
HKD	108,136,480	USD	13,938,706	UBS AG	2/13/09	7,104
USD	63,749,863	AUD	95,441,071	UBS AG	2/13/09	3,170,972
USD	56,776,598	CAD	68,607,138	UBS AG	2/13/09	836,668
USD	33,400,000	CHF	38,744,668	UBS AG	2/13/09	(9,980)
USD	26,309,467	DKK	147,825,000	Barclays London	2/13/09	937,935
USD	22,622,449	HUF	4,880,521,935	UBS AG	2/13/09	1,677,701
USD	23,454,403	NOK	157,080,000	Credit Suisse	2/13/09	790,197
USD	36,846,274	NZD	69,325,069	Morgan Stanley Capital	2/13/09	1,686,634
				Services, Inc.
USD	92,930,768	SGD	139,284,635	Morgan Stanley Capital	2/13/09	685,782
				Services, Inc.
Total						$ (13,999,923)

BlackRock Global Allocation Fund, Inc. Schedule of Investments January 31, 2009 (Unaudited)

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Investments	Other Financial
Inputs	Securities	Sold Short	Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	$ 8,585,755,586	$ (108,064,999)	$ 4,346,486	$ (92,613,635)
Level 2	14,743,994,780	-	54,587,323	(137,858,854)
Level 3	3	-	1,781,599	-
Total	$ 23,329,750,369	$ (108,064,999)	60,715,408	$ (230,472,489)

* Other financial instruments are foreign currency exchange contracts, swaps, futures and options contracts.

Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are at shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Other
Investments in
Financial
Securities
Instruments*
Balance, as of November 1, 2008	$ 3		-
Accrued discounts/premiums		-	-
Realized gain (loss)		-	-
Change in unrealized appreciation (depreciation)		-	$ 465,786
Net purchases (sales)		-	-
Net transfers in/out of Level 3		-	1,315,813
Balance, as of January 31, 2009	$ 3		$ 1,781,599

* Other financial instruments are swap contracts. Swaps are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock Global Allocation Fund, Inc. Schedule of Investments January 31, 2009 (Unaudited)

•	Currency Abbreviations:
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	CHF	Swiss Franc
	CLP	Chilean Peso
	CNY	Chinese Yuan
	DKK	Danish Krone
	EUR	Euro
	GBP	British Pound
	HKD	Hong Kong Dollar
	HUF	Hungary Forint
	JPY	Japanese Yen
	KRW	South Korean Won
	MXN	Mexican New Peso
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PLN	Polish Zloty
	SGD	Singapore Dollar
	TRY	Turkish Lira
	TWD	New Taiwan Dollar
	USD	US Dollar
	ZAR	South African Rand

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2009